Property, Plant and Equipment, Estimated Useful Lives (Detail)	12 Months Ended
Mar. 31, 2012 Year
Building and building improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum	2
Estimated useful lives, maximum	50
Estimated useful lives, Mainly used	38
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum	2
Estimated useful lives, maximum	20
Estimated useful lives, Mainly used	5